Risk management activities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets	$ 383,748,000	$ 365,873,000
Cash	51,494,000	44,087,000
Other assets	29,994,000	19,226,000
Cash and cash equivalents	51,678,000	49,805,000	$ 44,106,000
Proprietary investments	3,348,000	6,133,000
Co-investment commitments	73,573,000	$ 68,765,000
Revolving Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity under borrowing facilities	$ 120,000,000
Price risk
Disclosure of detailed information about financial instruments [line items]
Percentage change in unobservable input (percent)	5.00%	5.00%
Change in fair value measurement due to reasonably possible change in unobservable input, recognised in profit or loss	$ 4,000,000	$ 4,100,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Current debt instruments held	$ 0	$ 0
Foreign currency risk | US Dollars
Disclosure of detailed information about financial instruments [line items]
Percentage change in unobservable input (percent)	5.00%	5.00%
Change in fair value measurement due to reasonably possible change in unobservable input, recognised in profit or loss	$ 3,900,000	$ 4,100,000
Assets	55,200,000	59,100,000
Cash	12,900,000	13,000,000
Accounts receivable	4,000,000	6,000,000
Other assets	5,400,000	3,400,000
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	51,700,000	49,800,000
Proprietary investments	32,000,000	26,000,000
Liquidity risk | Private strategies
Disclosure of detailed information about financial instruments [line items]
Co-investment commitments	$ 6,100,000	$ 7,700,000
Liquidity risk | Cash and Cash Equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with financial instruments, proprietary investments, percentage	13.00%	14.00%
Liquidity risk | Current Investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with financial instruments, proprietary investments, percentage	40.00%	32.00%
Liquidity risk | Revolving Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity under borrowing facilities	$ 120,000,000